Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the Company's activity and fair value calculations of its derivative warrants and convertible promissory notes for the years ended December 31, 2012 and 2011.

	Linked Common Shares to Derivative Warrants	Warrant Liability	Linked Common Shares to Promissory Notes	Compound Embedded Derivatives
Balance, December 31, 2010	—	$—	—	$—
Issuance of warrants with preferred stock financing - May 2011 Offering	153,882	$1,083,210	—	$—
Issuance of warrants in purchase of intangible assets	250	$1,760	—	$—
Change in fair value of derivatives		$(332,484)	—	$—
Balance, December 31, 2011	154,132	$752,486	—	$—
Issuance of $550,000 promissory note with compound embedded derivative - February 3, 2012	—	—	23,416	12,151
Issuance of $75,000 promissory note with compound embedded derivative - June 6, 2012	—	—	26,042	15,625
Issuance of warrants to underwriters - September 11, 2012	110,000	49,170	—	—
Exchange of warrants for common stock	(135,782)	(19,823)	—	—
Conversion of notes into common stock	—	—	(2,069,439)	(83,663)
Change in fair value of derivatives	—	(779,083)	2,557,127	67,704
Balance, December 31, 2012	128,350	$2,750	537,146	$11,817

Schedule of Compound Embedded Derivative [Table Text Block]
The following table shows the summary calculations arriving at the compound embedded derivative value as of December 31, 2012 and on the final conversion date of February 4, 2013. See the assumption details for the composition of these calculations.

Compound Embedded Derivative	December 31, 2012	February 4, 2013
Notional amount	$106,355	$112,150
Conversion price	0.198	0.145
Linked common shares (1)	537,146	773,983
MCS value per linked common share (2)	0.022	0.016
Total	$11,817	$12,461

(1) The Compound Embedded Derivative is linked to a variable number of common shares based upon a percentage of the Company's closing stock price as reflected in the over-the-counter market. The number of linked shares increased as the trading market price decreased and decreased as the trading market price increased.

(2) The Note embodied a contingent conversion feature that was predicated upon a financing transaction that was planned for a date between the issuance date and March 2, 2012. If the financing occurred, the maturity date of the Note was August 2, 2012. If the financing did not occur, the maturity date of the Note was February 2, 2013. While, in hindsight, the financing did not occur, the calculation of value must consider that on the issuance date the contingency was present and resulted in multiple scenarios of outcome as it related to the conversion feature subject to bifurcation. The mechanism for building this contingency into the MCS value was to perform two separate calculations of value and weight them on a reasonable basis.

The following table shows the summary calculations arriving at the compound embedded derivative values as of February 3, 2012, June 6, 2012 and December 31, 2012. See the assumption details for the composition of these calculations.

Compound Embedded Derivative	February 3, 2012	June 6, 2012	December 31, 2012
Notional amount	$505,785	$75,000	$106,355
Conversion price	21.60	2.88	0.198
Linked common shares (1)	23,416	26,042	537,146
MCS value per linked common share (2)	0.52	0.60	0.022
Total	$12,151	$15,625	$11,817

(1) The Compound Embedded Derivative is linked to a variable number of common shares based upon a percentage of the Company's closing stock price as reflected in the over-the-counter market. The number of linked shares will increase as the trading market price decreases and will decrease as the trading market price increases. The fluctuation in the number of linked common shares will have an effect on fair values in future periods.

(2) The Note embodied a contingent conversion feature that was predicated upon a financing transaction that was planned for a date between the issuance date and March 2, 2012. If the financing occurred, the maturity date of the Note was August 2, 2012. If the financing did not occur, the maturity date of the Note was February 2, 2013. While, in hindsight, the financing did not occur, the calculation of value must consider that on the issuance date the contingency was present and resulted in multiple scenarios of outcome as it related to the conversion feature subject to bifurcation. The mechanism for building this contingency into the MCS value was to perform two separate calculations of value and weight them on a reasonable basis.

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The reconciliation of our derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2013 is as follows:

Convertible Notes Payable, Carried at Fair Value
Balance, December 31, 2012	$—
Common stock equivalent value of notes upon modification	820,202
Total loss included in earnings	343,353
Balance, June 30, 2013	$1,163,555

Binomial Lattice Option Valuation Technique [Member]
Derivative [Line Items]
Common Stock Indexed Fair Value Based on Calculated Indexed Shares [Text Block]
As of the date of modification, May 31, 2013, the common stock equivalent value was estimated as follows:

	Indexed Shares	Fair Value per Share	Estimated Fair Value
Common stock	3,021,000	$0.200	604,200
Warrants - $0.25 exercise price	1,510,500	$0.088	132,924
Warrants - $0.50 exercise price	1,510,500	$0.055	83,078
Common stock equivalent value			820,202

As of June 30, 2013, the common stock equivalent value was estimated as follows:

	Indexed Shares	Fair Value per Share	Estimated Fair Value
Common stock	3,038,000	$0.270	820,260
Warrants - $0.25 exercise price	1,519,000	$0.137	208,103
Warrants - $0.50 exercise price	1,519,000	$0.089	135,192
Common stock equivalent value			1,163,555

Schedule of Price Risk Derivatives [Table Text Block]
The common stock was valued at the trading market price on the date of the valuation. The warrants were valued using a Binomial model. Significant inputs into the Lattice model as of May 31, 2013 and June 30, 2013 are as follows:

Binomial Assumptions	May 31, 2013	June 30, 2013
Fair market value of asset	$0.20	$0.27
Exercise price	$0.25-$0.50	$0.25-$0.50
Term	5.0 years	5.0 years
Implied expected life	5.0 years	5.0 years
Volatility range of inputs	50.14%--83.49%	50.09%--83.37%
Equivalent volatility	59.15%	57.48%
Risk-free interest rate range of inputs	1.07%--1.05%	0.10%--1.41%
Equivalent risk-free interest rate	0.43%	0.56%
The warrants were valued using a Binomial Lattice Option Valuation Technique (“Binomial”). Significant inputs into this technique as of December 31, 2012 and June 30, 2013 are as follows:

Binomial Assumptions	December 31, 2012	June 30, 2013
Fair market value of asset (1)	$0.22	$0.27
Exercise price	$1.25	$1.25
Term (2)	4.7 years	4.2 years
Implied expected life (3)	4.6 years	4.2 years
Volatility range of inputs (4)	45.82%--84.21%	47.13%--61.51%
Equivalent volatility (3)	60.20%	54.84%
Risk-free interest rate range of inputs (5)	0.11%--0.72%	0.04%--1.41%
Equivalent risk-free interest rate (3)	0.32%	0.35%
(1)  The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free interest rate amounts are derived from the Binomial.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2), above.

(5)

The derivative warrants were valued using a Binomial Lattice Option Valuation Technique (“Binomial”). Significant inputs into this technique are as follows:

	Inception Dates
Binomial Assumptions	May 24 and 26, 2011	August 15, 2011	September 11, 2012	December 31, 2011	December 31, 2012
Fair market value of asset (1)	$13.20	$13.20	$0.95	$12.50	$0.22
Exercise price	$20.00	$20.00	$1.25	$20.00	$1.25
Term (2)	5.0 years	5.0 years	5.0 years	4.4--4.6 Years	4.7 years
Implied expected life (3)	4.9 years	4.9 years	4.9 years	4.4--4.6 Years	4.6 years
Volatility range of inputs (4)	64.4%--95.8%	61.9%--94.7%	50.9%--86.3%	63.4%--92.2%	45.82%--84.21%
Equivalent volatility (3)	76.90%	75.20%	65.31%	74.2%	60.20%
Risk-free interest rate range of inputs (5)	0.11%--1.81%	0.08%--0.99%	0.02%--0.96%	0.02%--0.83%	0.11%--0.72%
Equivalent risk-free interest rate (3)	0.50%	0.33%	0.22%	0.27%--0.31%	0.32%
(1)  The fair market value of the asset was determined by the Company using all available information including, but not limited to the trading market price and the actual, negotiated prices paid by the independent investors in the May 2011 Offering and a private offering in December 2011.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free interest rate amounts are derived from the Binomial.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (1), above.

(5)  The risk-free rates used for inputs represent the yields on zero coupon US Government Securities with periods to maturity consistent with the intervals described in (1), above.

Monte Carlo Simulation Technique [Member]
Derivative [Line Items]
Schedule of Price Risk Derivatives [Table Text Block]
The significant inputs into the Monte Carlo Simulation used to calculate the compound embedded derivative values as of December 31, 2012 and on the final conversion date of February 4, 2013 are as follows:

Monte Carlo Assumptions	December 31, 2012	February 4, 2013 (7)
Fair market value of asset (1)	$0.22	$0.16
Conversion price	$0.198	$0.14
Term (2)	0.09 years	n/a
Implied expected life (3)	0.09 years	n/a
Volatility range of inputs (4)	16.12%--40.17%	n/a
Equivalent volatility (3)	30.7%	n/a
Risk adjusted interest rate range of inputs (5)	10.00%	n/a
Equivalent risk-adjusted interest rate (3)	10.00%	n/a
Credit risk-adjusted interest rate (6)	15.63%	n/a

(1)  The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free risk-adjusted interest rate amounts are derived from the MCS.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2) above.

(5) CED's bifurcated from debt instruments are expected to contain an element of market interest risk. That is, the risk that market driven interest rates will change during the term of a fixed rate debt instrument.

(6) The Company utilized a yield approach in developing its credit risk assumption. The yield approach assumes that the investor's yield on the instrument embodies a risk component, generally, equal to the difference between the actual yield and the yield for a similar instrument without regard to risk.

(7) Monte Carlo inputs are "n/a" on expiration date of February 4, 2013 since only intrinsic value remains. There is no time value left, so the use of an option model is not necessary.

Significant inputs into the Monte Carlo Simulation used to calculate the compound embedded derivative values as of February 3, 2012, June 6, 2012 and December 31, 2012 are as follows:

	Inception Date	Inception Date
Monte Carlo Assumptions	February 3, 2012	June 6, 2012	December 31, 2012
Fair market value of asset (1)	$12.50	$3.20	$0.22
Conversion price	$21.60	$2.88	$0.198
Term (2)	.5 - 1 year	0.60 years	0.09 years
Implied expected life (3)	0.74 years	0.58 years	0.09 years
Volatility range of inputs (4)	44.23%--70.30%	53.54%--68.00%	16.12%--40.17%
Equivalent volatility (3)	55.9%	59.2%	30.7%
Risk adjusted interest rate range of inputs (5)	10.00%--30.95%	7.62%--12.33%	10.00%
Equivalent risk-adjusted interest rate (3)	16.43%	9.33%	10.00%
Credit risk-adjusted interest rate (6)	12.71%	15.74%	15.63%

(1)  The fair market value of the asset was determined by management using all available information including, but not limited to, the trading market price and the actual, negotiated prices paid by a private investor in December 2011.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free risk-adjusted interest rate amounts are derived from the MCS.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (1) above.

(5) CED's bifurcated from debt instruments are expected to contain an element of market interest risk. That is, the risk that market driven interest rates will change during the term of a fixed rate debt instrument.

(6) The Company utilized a yield approach in developing its credit risk assumption. The yield approach assumes that the investor's yield on the instrument embodies a risk component, generally, equal to the difference between the actual yield and the yield for a similar instrument without regard to risk.

Debt [Member]
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the Company's activity and fair value calculations of its derivative notes payable for the six months ended June 30, 2013:

	Linked Common Shares to Convertible Notes Payable	Bifurcated Compound Embedded Derivatives	Convertible Notes Payable, Carried at Fair Value
Balance, December 31, 2012	537,146	$11,817	$—
Issuance of $750,000 promissory note with compound embedded derivative - May 31, 2013	6,042,000	—	820,202
Conversion of notes into common stock	(773,983)	(12,461)	—
Change in fair value of derivatives	270,837	644	343,353
Balance, June 30, 2013	6,076,000	$—	$1,163,555

Warrant [Member]
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the Company's activity and fair value calculations of its derivative warrants for the six months ended June 30, 2013:

	Linked Common Shares to Derivative Warrants	Warrant Liability
Balance, December 31, 2012	128,350	$2,750
Exchange of warrants for common stock	(4,546)	—
Conversion of notes into common stock	—	—
Change in fair value of derivatives	—	(220)
Balance, June 30, 2013	123,804	$2,530